Other commitments and contingencies (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Other commitments and contingencies
Monthly rent	€ 141
One-time payment for laboratory construction	1,170
Security deposit for lease	€ 503
Term of lease	10 years
Term of lease cancellation option	5 years